UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	March 31, 2008

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	         April 29, 2008
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	385

Form 13F information Table Value Total:	 513408000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    10594   133850 SH       SOLE                   133850
Abbott Labs Com                COM              002824100     9794   177585 SH       SOLE                   177585
Air Prods & Chems Inc Com      COM              009158106    11654   126675 SH       SOLE                   126675
Alcoa Inc Com                  COM              013817101    11212   310935 SH       SOLE                   310935
American Express Co Com        COM              025816109     8509   194630 SH       SOLE                   194630
American Intl Group Com        COM              026874107     7064   163335 SH       SOLE                   163335
Amgen Inc Com                  COM              031162100     8405   201175 SH       SOLE                   201175
Archer Daniels Midland Com     COM              039483102    12191   296185 SH       SOLE                   296185
Automatic Data Process Com     COM              053015103    10006   236055 SH       SOLE                   236055
Becton Dickinson & Co Com      COM              075887109    11986   139610 SH       SOLE                   139610
Caterpillar Inc Del Com        COM              149123101    12156   155275 SH       SOLE                   155275
Cisco Sys Inc Com              COM              17275R102    10291   427190 SH       SOLE                   427190
Coca-Cola Co Com               COM              191216100     1004    16500 SH       SOLE                    16500
Dell Inc Com                   COM              24702R101     8974   450505 SH       SOLE                   450505
Disney Walt Co Com             COM              254687106     9893   315280 SH       SOLE                   315280
Dow Chem Co Com                COM              260543103     9610   260800 SH       SOLE                   260800
Emerson Elec Co Com            COM              291011104    11884   230930 SH       SOLE                   230930
Exxon Mobil Corp Com           COM              30231G102    11092   131148 SH       SOLE                   131148
Federal Natl Mtg Assn Com      COM              313586109     7465   283620 SH       SOLE                   283620
Fedex Corp Com                 COM              31428X106    10078   108750 SH       SOLE                   108750
Gannett Inc Com                COM              364730101     7215   248350 SH       SOLE                   248350
General Dynamics Corp Com      COM              369550108    12087   144975 SH       SOLE                   144975
General Elec Co Com            COM              369604103    10658   287966 SH       SOLE                   287966
Home Depot Inc Com             COM              437076102     9607   343470 SH       SOLE                   343470
Illinois Tool Wks Inc Com      COM              452308109    10160   210665 SH       SOLE                   210665
Ingersoll-Rand Company Cl A    COM              G4776G101    10922   245005 SH       SOLE                   245005
Intel Corp Com                 COM              458140100    10965   517700 SH       SOLE                   517700
International Bus Mach Com     COM              459200101    13153   114235 SH       SOLE                   114235
International Paper Co Com     COM              460146103     7995   293935 SH       SOLE                   293935
JP Morgan Chase & Co Com       COM              46625H100      792    18433 SH       SOLE                    18433
Johnson & Johnson Com          COM              478160104    11275   173815 SH       SOLE                   173815
Kimberly Clark Corp Com        COM              494368103    10382   160835 SH       SOLE                   160835
McDonalds Corp Com             COM              580135101    12866   230705 SH       SOLE                   230705
McGraw-Hill Cos Inc            COM              580645109     7778   210500 SH       SOLE                   210500
Microsoft Corp Com             COM              594918104    10050   354110 SH       SOLE                   354110
Morgan Stanley Com             COM              617446448    10545   230740 SH       SOLE                   230740
Nucor Corp Com                 COM              670346105    11780   173900 SH       SOLE                   173900
Pepsico Inc Com                COM              713448108    10923   151290 SH       SOLE                   151290
Pfizer Inc Com                 COM              717081103     8270   395135 SH       SOLE                   395135
Procter & Gamble Co Com        COM              742718109    12170   173686 SH       SOLE                   173686
Qualcomm Inc Com               COM              747525103    10776   262830 SH       SOLE                   262830
Royal Dutch Shell Plc Spons AD COM              780259206      710    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108    10251   117825 SH       SOLE                   117825
Staples Inc Com                COM              855030102    11033   499000 SH       SOLE                   499000
Stryker Corp Com               COM              863667101    11217   172430 SH       SOLE                   172430
Time Warner Inc Com            COM              887317105     7567   539725 SH       SOLE                   539725
US Bancorp DE Com              COM              902973304    10653   329200 SH       SOLE                   329200
Unilever NV NY                 COM              904784709    12213   362070 SH       SOLE                   362070
Union Pac Corp Com             COM              907818108    13174   105070 SH       SOLE                   105070
Valero Energy Corp Com         COM              91913Y100      442     9000 SH       SOLE                     9000
Verizon Communications Com     COM              92343V104    10119   277606 SH       SOLE                   277606
Wal-Mart Stores Inc Com        COM              931142103    10993   208670 SH       SOLE                   208670
Walgreen Co Com                COM              931422109    10804   283650 SH       SOLE                   283650